BORROWINGS - Current and Non-current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Bank loans	$ 156,914	$ 812
Other loans	2	2,026
Sub-Total	156,916	2,838
Non-current
Bank loans	2,191	55
Other loans	0	806
Borrowings	2,191	861
TOTAL	$ 159,107	$ 3,699	$ 12,240	$ 25,968